Income taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [Abstract]
Income taxes [Text Block]

18 Income taxes

A reconciliation of the (provision) recovery for income taxes is as follows:

	Year ended December 31,
	2025	2024	2023
Loss before income taxes	$(1,525,965)	$(5,135,576)	$(2,813,835)
Statutory tax rate	27%	27%	27%
Recovery of income tax taxes based on combined federal and provincial statutory rates	(412,000)	(1,387,000)	(759,000)
Change in statutory, foreign tax, foreign exchange rates and other	11,000	(23,000)	15,000
Permanent differences	71,000	113,000	397,000
Share issue cost	(1,000)	-	(2,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	400,000	(59,000)	12,000
Changes in unrecognized deductible differences	(69,000)	1,356,000	337,000
Total income tax expense (recovery)	$-	$-	$-

The significant components of the Company's deferred tax assets that have not been included on the consolidated statement of financial position are as follows:

	2025	2024	2023
Deferred tax assets
Allowable capital losses	$-	$221,000	$221,000
Share issue costs	15,000	23,000	16,000
Marketable securities	-	9,000	5,000
Joint venture settlement obligation	984,000	910,000	1,079,000
Convertible debt	-	144,000	-
Non-capital and net operating loss carry forward	4,955,000	4,715,000	3,345,000
	5,954,000	6,022,000	4,666,000
Unrecognized deferred tax assets	(5,954,000)	(6,022,000)	(4,666,000)
Net deferred tax assets	-	-	-

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position as deferred tax assets are as follows:

	December 31, 2025		December 31, 2024
Temporary Differences	$	Expiry	$	Expiry
Share issue costs	55,000	2046 to 2047	86,000	2045 to 2047
Allowable capital losses	-	No expiry	819,000	No expiry
Marketable securities	-	No expiry	65,000	No expiry
Joint venture settlement obligation	3,645,000	No expiry	3,369,000	No expiry
Convertible debt	-	No expiry	534,000	No expiry
Non-capital losses available for future periods	17,674,000	See below	17,425,000	See below
Canada	16,509,000	2034 to 2045	16,331,000	2034 to 2044
USA	1,056,000	No expiry	986,000	No expiry
USA	104,000	2032 to 2037	109,000	2032 to 2037

	December 31, 2023
Temporary Differences	$	Expiry
Share issue costs	60,000	2044 to 2047
Allowable capital losses	819,000	No expiry
Marketable securities	34,000	No expiry
Joint venture settlement obligation	3,997,000	No expiry
Convertible debt	-	-
Non-capital losses available for future periods	12,451,000	See below
Canada	12,012,000	2034 to 2043
USA	339,000	No expiry
USA	100,000	2032 to 2037